LIQUIDITY, DEVELOPMENT STAGE AND GOING CONCERN (Details Textual) (USD $)	3 Months Ended		12 Months Ended						72 Months Ended	75 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2013	Mar. 31, 2014
Development Stage Enterprises [Line Items]
Cash and cash equivalents	$ 3,765,000		$ 1,032,634	$ 157,174					$ 1,032,634	$ 3,765,000
Net loss	(5,542,000)	(4,638,000)	(15,131,681)	(5,135,618)	(4,440,103)	(1,207,561)	(306,190)	(406,706)	(26,627,858)	(32,169,000)
Net Cash Provided by (Used in) Operating Activities, Continuing Operations, Total	(1,259,000)	(940,000)	(3,473,237)	(1,154,126)					(8,206,256)	(9,465,000)
Deficit accumulated during the development stage	(32,600,000)		(27,032,131)	(11,862,048)					(27,032,131)	(32,600,000)
Bonus, Total			443,874
Debt Instrument, Debt Default, Amount	114,000		124,000						124,000	114,000
Chief Executive Officer [Member]
Development Stage Enterprises [Line Items]
Bonus, Total			230,222
Chief Scientific Officer [Member]
Development Stage Enterprises [Line Items]
Bonus, Total			$ 213,763
Minimum [Member]
Development Stage Enterprises [Line Items]
Finite-Lived Intangible Asset, Useful Life			10 years 10 months 24 days
Maximum [Member]
Development Stage Enterprises [Line Items]
Finite-Lived Intangible Asset, Useful Life			18 years 6 months